Share-based compensation - Additional Information (Details)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation expense | $	$ 3,453,000	$ 3,592,000	$ 4,179,000	$ 2,615,000	$ 7,000,000	$ 6,800,000
Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted | shares					1,330,234
Number of warrants, granted | shares					1,330,234
Number of share options vested | shares					382,555
Grant date fair value, Granted | $	$ 11,100				$ 11,100
Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of employees stock option ,Expired | shares					(6,119)
Employee Stock Options | May 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $							$ 124,800
Employee Stock Options | May 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $										$ 29,800
Employee Stock Options | May 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $									$ 19,600
Employee Stock Options | May 2024
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $								$ 13,400
Employee Stock Options | July 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $									21,800
Employee Stock Options | November 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $									$ 8,600
Employee Stock Options | November 2024
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $								$ 9,200
Employee Stock Options | November 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $										$ 17,200
Employee Stock Options | November 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $							$ 73,400
Employees | Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise term					first three anniversaries
Board of Directors | Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted | shares					352,857
Number of share options vested | shares					154,341
2021 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted | shares							69,496,515
Number of warrants, granted | shares							69,496,515
2021 Plan | Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted | shares					0
Number of share options vested | shares					196,628
2021 Plan | Board of Directors | Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options vested | shares					100,326